Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 54,067	$ 29,367
Short-term deposits	1,293	6,116
Total Cash and cash equivalents	55,360	35,483	$ 71,579	$ 117,090
Restricted cash in cash and cash equivalents	$ 0	$ 0